Note 16 - Warrants (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Warrants	Exercise Price	Life in Years (4)
Outstanding June 30, 2023 (1)	6,538,052	$4.42	4.7
Warrants issued (2)	1,806,434	$0.0001	N/A
Warrants exercised	(2,247,648)	$1.61	—
Warrants expired	(20,958)	$300.00	—
Outstanding June 30, 2024 (3)	6,075,880	$3.71	3.1